Derivative Liabilities - Schedule of Model Incorporates the Following Key Inputs and Assumptions (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 23, 2025
Derivative Liability [Member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Dividend yield (%)
Derivative Liability [Member] | Bottom of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 8.83
Expected volatility (%)	111.00%
Risk-free interest rate (%)	3.74%
Derivative Liability [Member] | Top of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 14.18
Expected volatility (%)	121.00%
Risk-free interest rate (%)	4.05%
Issuance of August 2024 Convertible Senior Notes [Member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Dividend yield (%)
Issuance of August 2024 Convertible Senior Notes [Member] | Bottom of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 8.83
Expected volatility (%)	115.00%
Risk-free interest rate (%)	3.76%
Issuance of August 2024 Convertible Senior Notes [Member] | Top of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 11.48
Expected volatility (%)	121.00%
Risk-free interest rate (%)	3.95%
June 2025 Convertible Senior Notes [Member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 11.48	$ 10.91
Dividend yield (%)
Expected volatility (%)	121.00%	122.00%
Risk-free interest rate (%)	3.89%	4.01%